May 8, 2015

VIA EMAIL AND EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mitchell Austin, Esq., Staff Attorney
                   Division of Corporation Finance

Re:	Code Rebel Corporation Registration Statement on Form S-1 (No. 333-203089)

Ladies and Gentlemen:

On behalf of Code Rebel Corporation (the “Company”), we enclose the Company’s request for acceleration of the above-referenced Registration Statement to 4:30 p.m., Eastern time, on Monday, May 11, 2015, or as soon as possible thereafter, and acknowledgement of the statements contained in the Commission’s letters to the Company.

Please advise the undersigned of the effectiveness of the Registration Statement.

Very truly yours,

/s/ Spencer G. Feldman

Spencer G. Feldman

cc:	Mr. Arben Kryeziu Ms. Reid Dabney